Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business
4)	BUSINESS COMBINATIONS, DIVESTITURES AND DISCONTINUED OPERATIONS AND SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS

4.1)	BUSINESS COMBINATIONS
On November 1, 2023, through a subsidiary in Germany, Cemex completed the acquisition of Kiesel, a mortars and adhesives technological leader in the construction industry based in Germany that serves the German, French, Polish, and Czech markets, consisting of a production facility and five distribution locations for a total consideration of $13. As of December 31, 2023, based on the preliminary valuation of the fair values of the assets acquired and liabilities assumed, Cemex determined goodwill of $5.
On May 11, 2023, through a subsidiary, Cemex completed the purchase of Atlantic Minerals Limited in Newfoundland, Canada, consisting mainly of an aggregates quarry and maritime port operations for a price of $75. With this investment, Cemex secured a new long-term aggregates reserve for its operations in Florida and the east coast of the United States, as well as a source for chemical-grade stone serving a broader customers. As of December 31, 2023, based on the preliminary valuation of the fair values of the assets acquired and liabilities assumed, Cemex did not determine any goodwill.
On January 30, 2023, through a subsidiary, Cemex acquired a 51% stake in Israel-based SHTANG Recycle LTD (“SHTANG”), a construction demolition and excavation waste (CDEW) recycling company, for a price of $13. The acquisition aligns with Cemex’s strategy to strengthen its business in developed markets through bolt-on
acquisitions in businesses with strong circular and sustainable attributes. SHTANG has been awarded a
13-year
license to build and operate the CDEW recycling facility. The state-of-the-art
facility will be capable of processing 600,000 tons of waste annually. The CDEW production will be used by Cemex as raw materials for aggregate production, reintegrating them into the construction value chain. As of December 31, 2023, based on the preliminary valuation of the fair values of the assets acquired and liabilities assumed, Cemex determined goodwill of $3.

On July 11, 2022, through a subsidiary in Germany, Cemex completed the acquisition of a 53% stake in the German aggregates company ProStein for a total consideration of $21. The investment expands Cemex’s aggregates business in the region and Cemex estimates increased the life of aggregates reserves for Cemex’s operations in Central Europe for at least the next 25 years. The majority stake in ProStein’s assets adds a full range of fine and hardstone aggregates to Cemex’s aggregates portfolio. In addition to supplying the greater Berlin area, the additional capacity can supply several urban centers in Poland and the Czech Republic. ProStein’s assets include six active hardstone plants and six CDEW recovery sites. During 2023, based on the valuation of the fair values of the assets acquired and liabilities assumed, Cemex did not determine any goodwill.
On December 10, 2021, through a subsidiary in Mexico, Cemex acquired Broquers Ambiental, a sustainable waste management company for a total consideration of $13. Broquers Ambiental’s assets include a plant for solid waste treatment for its use as alternate fuel. During 2022, considering the valuation of the fair values of the assets acquired and liabilities assumed, Cemex determined goodwill of $4.
In January 2021, a subsidiary of Cemex in Israel acquired two ready-mix
concrete plants from Kinneret and
Beton-He’Emek
for an amount in shekels equivalent to $6. During 2021, based on the valuation of the fair values of the assets acquired and liabilities assumed, Cemex determined goodwill of $5.

4.2)	DIVESTITURES AND DISCONTINUED OPERATIONS
On October 25, 2022, to accelerate the growth and development of Neoris N.V. (“Neoris”), its subsidiary in the digital solutions sector, Cemex closed a partnership with Advent International (“Advent”). As part of the partnership Cemex sold to Advent a 65% stake in Neoris for a total cash consideration of $119. While surrendering control to Advent, Cemex retained a 35% stake and remained a key strategic partner and customer of Neoris. Cemex’s retained stake in Neoris was remeasured at fair value at the date of loss of control and was subsequently accounted for under the equity method within the line item “Investments in associates and joint ventures.” Neoris’ results for the period from January 1 to October 25, 2022 and for the year ended December 31, 2021 are reported in the statements of income, net of income tax, in the single line item “Discontinued operations,” including in 2022 a gain on sale of $117, net of the reclassification of foreign currency translation effects accrued in equity until the date of loss of control.
On August 31, 2022, through subsidiaries in Colombia and Spain, Cemex concluded the sale with affiliates of Cementos Progreso Holdings, S.L. of its entire operations in Costa Rica and El Salvador for a total cash consideration of $325, related to Cemex’s aggregate controlling interest. The assets sold consisted of one cement plant, one grinding station, seven ready-mix
plants, one aggregates quarry, one distribution center in Costa Rica and one distribution center in El Salvador. Cemex’s results of these operations for the period from January 1 to August 31, 2022 and for the year ended December 31, 2021 are reported in the statements of income, net of income tax, in the single line item “Discontinued operations,” including in 2022 a gain on sale of $240 which includes the reclassification of foreign currency translation effects accrued in equity until the disposal date.
On July 9, 2021, Cemex closed the sale to Çimsa Çimento Sanayi Ve Ticaret A.Ş., of its white cement business, except for Mexico and the United States, for a total cash consideration of $155, including its Buñol cement plant in Spain and its white cement customer list. Cemex’s operations of these assets in Spain for the period from January 1 to July 9, 2021 are reported in the statements of income, net of income tax, in the single line item “Discontinued operations,” including in 2021 a loss on sale of $67 net of the proportional allocation of goodwill of $41.
On March 31, 2021, Cemex closed the sale to LafargeHolcim of 24 concrete plants and one aggregates quarry located in the Rhone Alpes region in the Southeast of France for a total cash consideration of $44. Cemex’s operations of these assets in France for the three-month period ended on March 31, 2021 are reported in the statements of income, net of income tax, in the single line item “Discontinued operations.”
The following table presents condensed combined information of the statements of income of Cemex’s discontinued operations previously mentioned related to: a) Neoris operations for the period from January 1 to October 25, 2022 and for year ended December 31, 2021; b) Costa Rica and El Salvador for the period from January 1 to August 31, 2022 and for the year ended December 31, 2021; c) Spain related to the white cement business for the period from January 1 to July 9, 2021 and; d) France related to the Rhone Alpes region for the three-month period ended March 31, 2021.

	2022	2021
Revenues	$256	354
Cost of sales and operating expenses	(225)	(304)
Other expenses, net	(8)	(42)
Financial expenses, net and others	–	5

Earnings before income tax	23	13
Income tax	(3)	(48)

Result of discontinued operations	20	(35)
Net disposal result	304	(4)

Net result of discontinued operations	$324	(39)

4.3)	SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS

Reportable segments
The Company’s main activities are oriented to the construction industry, mainly through the production, marketing, sale and distribution of cement, ready-mix
concrete, aggregates, urbanization solutions and other construction materials and services. Under IFRS, the Company’s operating segments represent the components of Cemex that engage in business activities from which Cemex may earn revenues and incur expenses, whose operating results are reviewed by the entity’s top management to make decisions about resources to be allocated to the segments and assess their performance, and for which discrete financial information is available. A reportable segment represents an operating segment or an aggregation of operating segments considering certain thresholds, under which entities must report separately any operating segments which account for 10% or more of combined revenues, both internal and external, 10% or more of combined net profit or loss, depending on the individual result of the operating segment, and/or 10% or more of the combined assets of all operating segments. In addition, despite the described 10% threshold not being met individually, entities must report as many individual operating segments as needed to cover at least 75% of the entity’s revenue. Cemex operates by geography and line of business. Cemex discloses its segment information presenting 15 reportable segments. For the reported periods, Cemex’s operations were organized in four regions, each under the supervision of a regional president, as follows: 1) Mexico, comprised of one operating and reportable segment, 2) United States, comprised of one operating and reportable segment, 3) Europe, Middle East, Africa and Asia (“EMEAA”), comprised of 11 operating segments, of which four were aggregated into a single reportable operating segment as described below, and 4) South, Central America and the Caribbean (“SCA&C”), comprised of 12 operating segments, of which nine were aggregated into two reportable operating segments as described below. The Company’s regional presidents, who are part of Cemex’s Executive Committee, report to Cemex’s Chief Executive Officer or CEO. In addition, for those regions comprising several operating segments, such as EMEAA and SCA&C, each operating segment is supervised by a country manager whom in turn reports to the regional president.
The material accounting policies applied to determine the financial information by reportable segment are consistent with those described in note 28.
Aggregation criteria
Considering similar regional and/or economic characteristics and materiality, such as: (a) the nature of the products and services, all related to construction materials and the construction industry, (b) the nature of the production processes, which are the same for cement, ready-mix
concrete, aggregates and urbanization solutions across geographies, (c) the type of customers for their products or services, in all cases construction materials distributors and wholesalers, governments and big construction firms, and (d) the methods used to distribute their products or provide their services, which are very similar among the Company’s geographies using both third-party transportation for cement and aggregates and our own mixers fleet for ready-mix,
certain operating segments have been aggregated and presented as single reportable segments. These reportable segments are as follows: a) the “Rest of EMEAA” reportable segment refers to Cemex’s operating segments in the Czech Republic, Croatia, Egypt and the United Arab Emirates; b) the “Rest of SCA&C” reportable segment refers to Cemex’s operating segments in Puerto Rico, Nicaragua, Jamaica, the Caribbean and Guatemala, excluding the operations of Trinidad Cement Limited (“TCL”); and c) the “Caribbean TCL” reportable segment refers to the operating segments of TCL and subsidiaries in Trinidad and Tobago, Jamaica, Guyana and Barbados. The line item “Other activities,” included to reconcile the total of reportable segments with the consolidated amounts from continuing operations, refers to the following combined transactions: 1) cement trade maritime operations, 2) the Parent Company, other corporate entities and finance subsidiaries, and 3) other minor subsidiaries with different lines of business.
Selected information of the consolidated statements of income by reportable segment for the years 2023, 2022 and 2021, excluding the share of profits of equity accounted investees by reportable segment that is included in note 14.1, was as follows:

2023		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings (loss) before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$	5,060	(205)	4,855	1,488	221	1,267	(59)	(39)	105
United States		5,338	–	5,338	1,040	483	557	(31)	(75)	(30)
EMEAA
United Kingdom		992	–	992	193	72	121	(6)	(14)	(17)
France		842	–	842	53	54	(1)	(39)	(15)	(1)
Germany		497	(50)	447	37	32	5	(3)	(2)	(5)
Poland		467	(1)	466	72	24	48	1	(2)	2
Spain		449	(38)	411	71	31	40	3	(2)	1
Philippines 1		312	–	312	34	32	2	(2)	(3)	1
Israel		794	–	794	90	33	57	5	(6)	1
Rest of EMEAA		770	(4)	766	147	48	99	(7)	(6)	(6)
SCA&C
Colombia 2		458	–	458	62	25	37	(19)	(6)	(1)
Panama 2		158	(26)	132	35	17	18	(2)	–	–
Caribbean TCL 3		329	(12)	317	78	20	58	(17)	(2)	(2)
Dominican Republic		378	(18)	360	139	9	130	(2)	(1)	13
Rest of SCA&C 2		414	–	414	90	13	77	(10)	(2)	1

Reportable segments				16,904	3,629	1,114	2,515	(188)	(175)	62
Other activities 4				484	(282)	119	(401)	(77)	(356)	(29)

Consolidated	$			17,388	3,347	1,233	2,114	(265)	(531)	33

2022		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings (loss) before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$	3,842	(200)	3,642	1,133	172	961	(69)	(28)	32
United States		5,038	(4)	5,034	762	455	307	(205)	(55)	(21)
EMEAA
United Kingdom		982	–	982	195	60	135	(8)	(8)	(8)
France		781	–	781	63	50	13	1	(10)	2
Germany		485	(46)	439	40	28	12	2	(2)	(3)
Poland		419	(4)	415	64	22	42	1	(2)	4
Spain		382	(36)	346	6	28	(22)	(113)	(2)	2
Philippines 1		379	–	379	84	37	47	(2)	18	(9)
Israel		840	–	840	112	46	66	5	(4)	–
Rest of EMEAA		707	(1)	706	116	55	61	(10)	(4)	2
SCA&C
Colombia 2		429	–	429	61	24	37	12	(7)	22
Panama 2		149	(34)	115	28	16	12	(2)	–	–
Caribbean TCL 3		302	(8)	294	74	17	57	(19)	(4)	(1)
Dominican Republic		348	(6)	342	133	8	125	(1)	(1)	(3)
Rest of SCA&C 2		394	(1)	393	90	13	77	(2)	(2)	(3)

Reportable segments				15,137	2,961	1,031	1,930	(410)	(111)	16
Other activities 4				440	(280)	89	(369)	(57)	(394)	135

Consolidated	$			15,577	2,681	1,120	1,561	(467)	(505)	151

2021		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings (loss) before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$	3,466	(142)	3,324	1,164	161	1,003	(43)	(29)	2
United States		4,359	(4)	4,355	778	464	314	(127)	(47)	(19)
EMEAA
United Kingdom		940	–	940	141	69	72	(3)	(8)	(17)
France		863	–	863	93	50	43	(6)	(11)	–
Germany		472	(43)	429	69	28	41	–	(2)	(2)
Poland		405	(6)	399	73	25	48	(4)	(2)	1
Spain		359	(25)	334	(6)	33	(39)	(331)	(3)	51
Philippines 1		424	–	424	114	40	74	(1)	17	(2)
Israel		785	–	785	114	45	69	(1)	(4)	2
Rest of EMEAA		618	(5)	613	87	56	31	(110)	(3)	1
SCA&C
Colombia 2		437	–	437	87	26	61	(19)	(7)	(12)
Panama 2		121	(23)	98	31	16	15	(2)	–	–
Caribbean TCL 3		280	(7)	273	65	19	46	(1)	(6)	(6)
Dominican Republic		299	(8)	291	128	7	121	3	–	(1)
Rest of SCA&C 2		465	(21)	444	110	13	97	(5)	(2)	(3)

Reportable segments				14,009	3,048	1,052	1,996	(650)	(107)	(5)
Other activities 4				370	(209)	68	(277)	568	(469)	(156)

Consolidated	$			14,379	2,839	1,120	1,719	(82)	(576)	(161)

1
Cemex’s operations in the Philippines are mainly conducted through Cemex Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2023 and 2022, there is a non-controlling
interest in CHP of 10.14% and 22.10%, respectively, of its ordinary shares (note 21.4).

2
Until June 2023, after the conclusion of a tender offer and delisting process, Cemex Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, traded its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of Cemex’s operations in Colombia, Panama, Guatemala and Nicaragua, and until August 31, 2022, of the operations in Costa Rica and El Salvador. As of December 31, 2023 and 2022, there was a non-controlling
interest in CLH of 0.50% and 4.70% of its ordinary shares, respectively, excluding shares held in CLH’s treasury (note 21.4).

3
The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2023 and 2022, there was a non-controlling
interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).

4
In the caption of external revenues, refers mainly to trade maritime transactions of cement and clinker carried by Cemex’s trading unit and, in the rest of the captions, refers to Cemex’s corporate activities.

Debt by reportable segment is disclosed in note 17.1. As of December 31, 2023 and 2022, the selected statement of financial position information by reportable segment was as follows:

2023		Associates and joint ventures	Other segment assets	Total assets	Total liabilities	Net assets by segment	Capital expenditures 1
Mexico	$	–	5,381	5,381	2,052	3,329	264
United States		216	12,782	12,998	2,770	10,228	521
EMEAA
United Kingdom		6	1,484	1,490	960	530	107
France		41	922	963	467	496	44
Germany		3	506	509	289	220	47
Poland		–	415	415	153	262	44
Spain		–	666	666	212	454	38
Philippines		–	795	795	135	660	85
Israel		–	808	808	507	301	41
Rest of EMEAA		11	852	863	329	534	75
SCA&C
Colombia		–	1,007	1,007	308	699	76
Panama		–	292	292	78	214	13
Caribbean TCL		–	478	478	207	271	18
Dominican Republic		–	233	233	95	138	16
Rest of SCA&C		–	280	280	111	169	25

Reportable segments		277	26,901	27,178	8,673	18,505	1,414
Other activities		452	754	1,206	7,644	(6,438)	3
Assets held for sale		–	49	49	–	49	–

Total consolidated	$	729	27,704	28,433	16,317	12,116	1,417

2022		Associates and joint ventures	Other segment assets	Total assets	Total liabilities	Net assets by segment	Capital expenditures 1
Mexico	$	–	3,846	3,846	1,381	2,465	265
United States		198	12,425	12,623	2,642	9,981	551
EMEAA
United Kingdom		5	1,388	1,393	921	472	74
France		42	910	952	471	481	57
Germany		3	449	452	255	197	33
Poland		–	341	341	119	222	33
Spain		–	616	616	204	412	27
Philippines		–	792	792	155	637	72
Israel		–	771	771	495	276	37
Rest of EMEAA		10	773	783	303	480	55
SCA&C
Colombia		–	742	742	274	468	45
Panama		–	302	302	88	214	19
Caribbean TCL		–	499	499	218	281	16
Dominican Republic		–	232	232	81	151	18
Rest of SCA&C		–	268	268	104	164	20

Reportable segments		258	24,354	24,612	7,711	16,901	1,322
Other activities		382	1,385	1,767	7,827	(6,060)	40
Assets held for sale		–	68	68	–	68	–

Total consolidated	$	640	25,807	26,447	15,538	10,909	1,362

1
Capital expenditures represent: a) the purchases of property, machinery and equipment, b) stripping costs, as well as c) assets for the right-of-use
incurred during the respective period (notes 15.1 and 15.2) and exclude increases related to asset retirement obligations (note 18.2).

Revenues including intragroup transactions and external customers by line of business and reportable segment for the years ended December 31, 2023, 2022 and 2021, were as follows:

2023		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	3,378	1,397	399	1,163	13	(1,495)	4,855
United States		1,988	3,070	1,347	694	14	(1,775)	5,338
EMEAA
United Kingdom		315	344	376	201	22	(266)	992
France		–	656	356	17	–	(187)	842
Germany		227	171	91	38	62	(142)	447
Poland		331	169	44	6	–	(84)	466
Spain		326	119	41	25	–	(100)	411
Philippines		311	–	–	3	1	(3)	312
Israel		–	662	200	116	2	(186)	794
Rest of EMEAA		551	288	52	17	23	(165)	766
SCA&C
Colombia		316	163	48	54	22	(145)	458
Panama		128	30	9	12	4	(51)	132
Caribbean TCL		316	5	8	1	4	(17)	317
Dominican Republic		301	24	–	60	10	(35)	360
Rest of SCA&C		373	18	5	28	1	(11)	414

Reportable segments		8,861	7,116	2,976	2,435	178	(4,662)	16,904
Other activities		–	–	–	–	484	–	484

Consolidated	$							17,388

2022		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	2,663	925	261	843	14	(1,064)	3,642
United States		2,017	2,871	1,202	697	12	(1,765)	5,034
EMEAA
United Kingdom		312	329	371	206	27	(263)	982
France		–	622	332	15	–	(188)	781
Germany		220	186	81	32	71	(151)	439
Poland		282	160	41	4	1	(73)	415
Spain		281	99	34	25	–	(93)	346
Philippines		378	–	–	4	–	(3)	379
Israel		–	718	213	97	21	(209)	840
Rest of EMEAA		504	260	48	18	26	(150)	706
SCA&C
Colombia		296	137	40	62	19	(125)	429
Panama		119	27	7	13	2	(53)	115
Caribbean TCL		297	4	6	2	5	(20)	294
Dominican Republic		285	20	–	46	10	(19)	342
Rest of SCA&C		360	16	3	22	1	(9)	393

Reportable segments		8,014	6,374	2,639	2,086	209	(4,185)	15,137
Other activities		–	–	–	–	440	–	440

Consolidated	$							15,577

2021		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	2,412	733	208	810	14	(853)	3,324
United States		1,731	2,479	1,005	558	13	(1,431)	4,355
EMEAA
United Kingdom		270	311	377	200	53	(271)	940
France		–	682	397	6	–	(222)	863
Germany		210	204	65	30	69	(149)	429
Poland		272	154	38	6	1	(72)	399
Spain		256	93	31	23	–	(69)	334
Philippines		423	–	–	4	1	(4)	424
Israel		–	657	199	89	27	(187)	785
Rest of EMEAA		423	232	47	14	21	(124)	613
SCA&C
Colombia		309	130	36	58	21	(117)	437
Panama		103	16	5	7	1	(34)	98
Caribbean TCL		271	5	7	4	6	(20)	273
Dominican Republic		240	16	–	44	8	(17)	291
Rest of SCA&C		400	20	6	24	1	(7)	444

Reportable segments		7,320	5,732	2,421	1,877	236	(3,577)	14,009
Other activities		–	–	–	–	370	–	370

Consolidated	$							14,379